Annual Fund Operating Expenses - Eaton Vance VT Floating-Rate Income Fund	Dec. 31, 2024
Initial Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.36%	[1]
Total Annual Fund Operating Expenses	1.19%
ADV Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	none
Other Expenses(1)	0.36%	[1]
Total Annual Fund Operating Expenses	0.94%
Institutional Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	none
Other Expenses(1)	0.05%	[1]
Total Annual Fund Operating Expenses	0.63%

[1]	Other expenses include borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates.